Employee benefits (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
DisclosureEmployeeBenefitsLineItems [Line Items]
Payment relating to the PPP provisioned	$ 247,000,000	$ 504,000,000
Payment relating to the PRL provisioned	65,000,000	$ 129,000,000
Temination benefits	$ 11,539		$ 11,418
Profit sharing [member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Percentage of net income distributed to shareholders	6.25%
Percentage of dividend distributed to shareholders	25.00%
Profit sharing [member] | Top of range [member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Adjustment to profit sharing distribution	5.00%